Business combination - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 15, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ₪ / shares	Dec. 01, 2025 USD ($)	Dec. 31, 2024 ₪ / shares
Business Combination [Line Items]
Goodwill		$ 119,559	$ 119,559	$ 28,714
Amortization expense			4,899	3,349	$ 3,347
Common stock par value per share (in USD per share) | ₪ / shares						₪ 0.00001		₪ 0.00001
Corellium
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived							$ 73,049
Goodwill							$ 90,845
Amortization expense			1,004
Business Combination, Consideration Transferred		156,116
Business Combination, Voting Equity Interest Acquired, Percentage							100.00%
Business Combination, Consideration Transferred, Tangible and Intangible Assets, Excluding Cash		154,715
Business Combination, Consideration Transferred, Liabilities Incurred		1,401
Business Combination, Acquisition-Related Cost, Expense			$ 3,818
Employee Benefits and Share-Based Compensation		$ 20
Corellium | Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived							$ 57,667
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life			8 years
Cyber Technology
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived	$ 1,810
Goodwill	1,885
Amortization expense			$ 156	$ 72
Business Combination, Consideration Transferred	$ 3,803
Business Combination, Voting Equity Interest Acquired, Percentage	100.00%